Derivative Financial Instruments - Fair Values and Location of Company's Derivative Instruments in Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total derivative instruments, assets	$ 3	$ 2
Other Current Liabilities [Member] | Foreign Currency Forward Contracts [Member] | Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Total derivative instruments, assets	3	2
Other Current Liabilities [Member] | Foreign Currency Forward Contracts [Member] | Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Total derivative instruments, assets
Other Current Liabilities [Member] | CODES Due 2035 [Member] | Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Total derivative instruments, assets
Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total derivative instruments, assets	2	1
Other Liabilities [Member] | Foreign Currency Forward Contracts [Member] | Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Total derivative instruments, assets	2	1
Other Liabilities [Member] | Foreign Currency Forward Contracts [Member] | Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Total derivative instruments, assets
Other Liabilities [Member] | CODES Due 2035 [Member] | Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Total derivative instruments, assets
Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Total derivative instruments, liabilities	5	4
Other Current Assets [Member] | Foreign Currency Forward Contracts [Member] | Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Total derivative instruments, liabilities	5	4
Other Current Assets [Member] | Foreign Currency Forward Contracts [Member] | Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Total derivative instruments, liabilities
Other Current Assets [Member] | CODES Due 2035 [Member] | Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Total derivative instruments, liabilities
Other Assets [Member]
Derivatives, Fair Value [Line Items]
Total derivative instruments, liabilities	1	4
Other Assets [Member] | Foreign Currency Forward Contracts [Member] | Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Total derivative instruments, liabilities	1	4
Other Assets [Member] | Foreign Currency Forward Contracts [Member] | Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Total derivative instruments, liabilities
Other Assets [Member] | CODES Due 2035 [Member] | Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Total derivative instruments, liabilities